Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding	12 Months Ended
Dec. 31, 2022 $ / shares shares
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Outstanding Shares Option	132,421
Exercisable Share options	28,586
Exercise Price Range One [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 762.3
Outstanding Shares Option	214
Outstanding shares option, Weighted average remaining contractual term	2 months 12 days
Exercisable Share options	214
Exercisable, Weighted average remaining contractual term	2 months 12 days
Exercise Price Range Two [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 689.85
Outstanding Shares Option	49
Outstanding shares option, Weighted average remaining contractual term	4 months 24 days
Exercisable Share options	49
Exercisable, Weighted average remaining contractual term	4 months 24 days
Exercise Price Range Three [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 114.45
Outstanding Shares Option	26,433
Outstanding shares option, Weighted average remaining contractual term	3 years 8 months 12 days
Exercisable Share options	11,037
Exercisable, Weighted average remaining contractual term	3 years 8 months 12 days
Exercise Price Range Four [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 73.5
Outstanding Shares Option	27,146
Outstanding shares option, Weighted average remaining contractual term	3 years 10 months 24 days
Exercisable Share options	9,069
Exercisable, Weighted average remaining contractual term	3 years 10 months 24 days
Exercise Price Range Five [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 69.3
Outstanding Shares Option	16,430
Outstanding shares option, Weighted average remaining contractual term	4 years
Exercisable Share options	8,217
Exercisable, Weighted average remaining contractual term	4 years
Exercise Price Range Six [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 22.75
Outstanding Shares Option	62,149
Outstanding shares option, Weighted average remaining contractual term	4 years 6 months
Exercisable Share options